Leases - Summary of Operating Lease, Liability (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Payments [Abstract]
Cash paid for operating leases	¥ 38,035	¥ 43,024	¥ 33,028
Lease liabilities arising from obtaining right-of-use assets:	¥ 13,567	¥ 26,077	¥ 21,024